Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are generally approved on dates the Compensation Committee meets and vesting dates are determined by the Compensation Committee. Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of MNPI regarding the Company. The Committee may make an award with an effective date in the future, including awards contingent on commencement of employment, execution of a new employment agreement or some other subsequent event, or may act by unanimous written consent on the date of such an event when the proposed issuances have been reviewed by the Committee prior to the date of the event. During fiscal 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed any MNPI.

Award Timing Method	Equity awards are generally approved on dates the Compensation Committee meets and vesting dates are determined by the Compensation Committee. Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of MNPI regarding the Company. The Committee may make an award with an effective date in the future, including awards contingent on commencement of employment, execution of a new employment agreement or some other subsequent event, or may act by unanimous written consent on the date of such an event when the proposed issuances have been reviewed by the Committee prior to the date of the event.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and the Company does not time the release of MNPI based upon grant dates of equity. In the event MNPI becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false